Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation
The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are stated in U.S. dollars. The consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business.

Use of Estimates, Policy [Policy Text Block]
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgment and assumptions that affect the reported amounts of assets, liabilities, expenses and the disclosure of contingent assets and liabilities as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. Significant estimates relied upon in preparing the accompanying consolidated financial statements related to expense recognition, the fair value of Ordinary shares and other equity instruments, accounting for share-based compensation, income taxes, useful lives of long-lived assets, and accounting for certain accruals. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Consolidation, Policy [Policy Text Block]
Principles of consolidation
The consolidated financial statements include the accounts of Bioblast Pharma Ltd and its Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Financial Statements Disclosure [Policy Text Block]
Financial statements in U.S. dollars
The Company finances its operations primarily in U.S. dollars, and a significant part of the Company’s expenses are denominated and determined in U.S. dollars. The Company’s management believes that the U.S dollar is the currency of the primary economic environment in which it operates and expects to continue to operate in the foreseeable future. Thus, the functional currency of the Company is the U.S. dollar.

The Parent and the Subsidiary’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”, of the Financial Accounting Standards Board (the “FASB”). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Short Term Bank Deposits [Policy Text Block]
Short-term bank deposits
Short-term bank deposits are deposits with maturities of more than three months but less than one year. Short–term bank deposits are presented at their amortized cost, including accrued interest, which approximates fair value. As of December 31, 2016, the Company’s bank deposits were in U.S. dollars and bore interest at a rate of 1.25% per-annum.

Segment Reporting, Policy [Policy Text Block]
Segment information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and short-term bank deposits. Cash and cash equivalents and short-term bank deposits are invested in major banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk. The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments
The Company has no financial instruments that are measured at fair value. The carrying amounts of cash and cash equivalents, short-term bank deposits, receivables and prepaid expenses, trade payables and other accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and software	33
Electronic equipment	15
Office furniture and equipment	6
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Other Long Term Assets [Policy Text Block]
Long-term assets
Long-term assets include long-term deposits related to motor vehicles under operating leases, presented at their cost and deposits to secure credit line for the Company’s employee’s credit cards. In accordance with FASB Accounting Standards Update (“ASU”) 2015-17, long-term assets also include deferred tax assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2016, 2015 and 2014, no impairment losses were identified.

Contingent Liability Reserve Estimate, Policy [Policy Text Block]
Contingent liabilities
In the normal course of business, the Company is subject to proceedings, lawsuits, and other claims and assessments. The Company assesses the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of reserves required, if any, for these contingencies is made after careful analysis of each individual issue. The required reserves may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters. We record charges for the losses we anticipate incurring in connection with litigation and claims against us when we conclude a loss is probable and we can reasonably estimate these losses. During the years ended December 31, 2016, 2015, and 2014, we were not subject to any material litigation or claims and assessments.

Derivatives, Policy [Policy Text Block]
Warrants
Warrants to purchase Ordinary shares issued in connection with an offering of Ordinary shares are classified as a component of shareholders' equity because they are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary shares upon exercise. In addition, the Ordinary shares warrants require physical settlement and do not provide any guarantee of value or return. Ordinary shares warrants are initially recorded at their relative fair value and are not subsequently remeasured.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs
Research and development costs are expensed as incurred. Research and development costs include payroll and personnel expense, share-based compensation expenses related to research and development personnel, consulting costs, external contract research and development expenses, raw materials, drug product manufacturing costs, and allocated overhead including depreciation and amortization, rent, and utilities. Research and development costs that are paid in advance of performance are capitalized as a prepaid expense and amortized over the service period as the services are provided.

Clinical trial costs are a component of research and development expenses. The Company accrues and expenses clinical trial activities performed by third parties on an evaluation of the progress to completion of specific tasks using data such as hours spent in performance of services, patient enrollment, clinical site activation, and other information provided to the Company by its vendors.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation
The Company applies ASC 718 and ASC 505-50 "Equity Based Payments to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employee’s consultants. The Company accounts for all share-based compensation granted to employees and nonemployees using a fair value method. Share-based compensation is measured at the grant date fair value of employees’ and directors’ Ordinary share option grants and is recognized over the requisite service period of the awards, usually the vesting period, on the graded vesting attribution method. The expenses are adjusted for actual forfeitures on a quarterly basis. Share-based compensation awards to nonemployees are subject to revaluation over their vesting terms.

For modification of share compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

The Company recognizes, as expense, the estimated fair value of all share-based payments to employees which is determined using the Black-Scholes option pricing model using the graded vesting attribution approach over the vesting period of the award. In periods that the Company grants Ordinary share options, fair value assumptions are based on volatility, interest, dividend yield, and expected term over which the Ordinary share options will be outstanding. The computation of expected volatility is based on an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies, which were selected based upon industry similarities. The interest rate for periods within the expected term of the award is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The expected lives of the options were estimated using the simplified method.

Income Tax, Policy [Policy Text Block]
Income taxes
The consolidated financial statements reflect provisions for Israeli, U.S. federal and state income taxes. Deferred tax assets and liabilities represent future tax consequences of temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and for loss carryforwards using enacted tax rates expected to be in effect in the years in which the differences reverse. A valuation allowance is recorded when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its tax expenses.

Earnings Per Share, Policy [Policy Text Block]
Basic and diluted loss per share
The Company computes basic loss per share attributable to Ordinary shareholders by dividing net loss attributable to Ordinary shareholders by the weighted average number of Ordinary share outstanding for the period. The Company computes diluted loss per Ordinary share after giving consideration to all potentially dilutive Ordinary shares, including Ordinary share options and warrants outstanding during the period except where the effect of such non-participating securities would be antidilutive.

Since the Company reported net loss attributable to Ordinary shareholders for the years ended December 31, 2016, 2015 and 2014, basic and diluted net loss per share attributable to Ordinary shareholders are the same as basic net loss per share attributable to Ordinary shareholders for those periods. All Ordinary shares warrants and Ordinary share options have been excluded from the computation of diluted weighted-average shares outstanding because such securities would have an antidilutive impact due to net losses reported for the years ended December 31, 2016, 2015 and 2014.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements
In February 2016, the FASB issued ASU 2016-02 - Leases ("ASC 842"), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact our consolidated financial statements as we have certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted.

The Company is currently evaluating the effect, if any, that the adoption of this new pronouncements will have on the Company’s consolidated financial statements.

Adoption of New Standards [Policy Text Block]
Adoption of new standards
In November 2015, the FASB issued ASU 2015-17 related to balance sheet classification of deferred taxes. The new guidance requires that deferred tax assets and liabilities to be classified as noncurrent in a classified statement of financial position.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The new guidance will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It will allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting. It also will allow an employer to make a policy election to account for forfeitures as they occur. The Company elected to adopt the new standards in 2016.

In 2014, the FASB issued ASU 15-2014, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of uncertainties about an entity’s ability to continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern.